SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Accounting Policy [Line Items]
Summary of Investments at Fair Value
The following table sets forth by level within the hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis on June 30, 2025.

	2025			2024
Asset Group	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Procter & Gamble Company common stock	134,927,478			145,525,742
Other investments	77,442,079			73,247,110
TOTAL	212,369,557			218,772,852